Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income for the year	$ 1,592	$ 2,043
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,618	2,488
Program rights amortization	77	77
Finance costs	881	840
Income tax expense	580	712
Post-employment benefits contributions, net of expense	13	(75)
Other	119	82
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	5,880	6,167
Change in net operating assets and liabilities	(333)	(462)
Income taxes paid	(418)	(400)
Interest paid	(808)	(779)
Cash provided by operating activities	4,321	4,526
Investing activities:
Capital expenditures	(2,312)	(2,807)
Additions to program rights	(57)	(60)
Changes in non-cash working capital related to capital expenditures and intangible assets	(37)	(35)
Acquisitions and other strategic transactions, net of cash acquired	(103)	(1,731)
Other	(49)	21
Cash used in investing activities	(2,558)	(4,612)
Financing activities:
Net (repayment of) proceeds received on short-term borrowings	(1,146)	30
Net issuance of long-term debt	2,540	2,184
Net proceeds (payments) on settlement of debt derivatives and forward contracts	80	(121)
Transaction costs incurred	(23)	(61)
Principal payments of lease liabilities	(213)	(167)
Repurchase of Class B Non-Voting Shares	0	(655)
Dividends paid	(1,011)	(1,016)
Other	0	(19)
Cash provided by financing activities	227	175
Change in cash and cash equivalents	1,990	89
Cash and cash equivalents, beginning of year	494	405
Cash and cash equivalents, end of year	$ 2,484	$ 494